UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-22338

Legg Mason Global Asset Management Trust

(Exact name of registrant as specified in charter)

55 Water Street, New York, NY 10041

(Address of principal executive offices) (Zip code)

Robert I. Frenkel, Esq.

Legg Mason & Co., LLC

100 First Stamford Place

Stamford, CT 06902

(Name and address of agent for service)

Registrant’s telephone number, including area code: 1-877-721-1926

Date of fiscal year end: December 31

Date of reporting period: March 31, 2012

ITEM 1.	SCHEDULE OF INVESTMENTS

LEGG MASON GLOBAL ASSET MANAGEMENT TRUST

LEGG MASON BATTERYMARCH EMERGING MARKETS TRUST

FORM N-Q

MARCH 31, 2012

LEGG MASON BATTERYMARCH EMERGING MARKETS TRUST

Schedule of Investments (unaudited)	March 31, 2012

SECURITY	SHARES	VALUE
COMMON STOCKS - 91.9%
CONSUMER DISCRETIONARY - 11.3%
Auto Components - 0.5%
Hankook Tire Co., Ltd.	5,060	$187,341
Hyundai Mobis	12,304	3,111,157

Total Auto Components		3,298,498

Automobiles - 5.6%
Bajaj Auto Ltd.	51,763	1,711,954
China Motor Corp.	697,000	681,307
Dongfeng Motor Corp., Class H Shares	1,380,000	2,487,911
Great Wall Motor Co., Ltd., Class H	2,037,000	3,966,163	*
Hero Honda Motors Ltd.	33,259	1,340,708
Hyundai Motor Co.	42,040	8,645,091
Kia Motors Corp.	160,906	10,523,044
Maruti Udyog Ltd.	30,077	797,015
PT Astra International Tbk	337,000	2,725,410
Tata Motors Ltd.	388,787	2,098,282
Tofas Turk Otomobil Fabrikasi AS	85,200	364,262

Total Automobiles		35,341,147

Distributors - 0.7%
Imperial Holdings Ltd.	199,653	4,034,183

Hotels, Restaurants & Leisure - 0.5%
Genting Berhad	946,100	3,347,715

Household Durables - 1.4%
Corporacion GEO SA de CV, Series B Shares	910,900	1,421,835	*
Desarrolladora Homex SA de CV, ADR	122,300	2,294,348	*
Even Construtora e Incorporadora SA	451,400	1,738,389
EZ Tec Empreendimentos e Participacoes SA	69,600	857,871
Metalfrio Solutions SA	247,900	665,431	(a)
PDG Realty SA Empreendimentos e Participacoes	505,300	1,746,661

Total Household Durables		8,724,535

Media - 0.7%
Ybrant Digital Co.	405,327	4,535,016	(a)(b)

Multiline Retail - 0.9%
El Puerto de Liverpool SA de CV, Class C1 Shares	204,400	1,675,934
Hyundai Department Store Co., Ltd.	3,500	537,487
Woolworths Holdings Ltd.	524,500	3,292,227

Total Multiline Retail		5,505,648

Specialty Retail - 0.8%
Foschini Ltd.	191,000	3,079,505
Mr. Price Group Ltd.	170,500	2,096,854

Total Specialty Retail		5,176,359

Textiles, Apparel & Luxury Goods - 0.2%
LG Fashion Corp.	34,400	1,212,903

TOTAL CONSUMER DISCRETIONARY		71,176,004

CONSUMER STAPLES - 2.6%
Beverages - 0.5%
Compania Cervecerias Unidas SA, ADR	27,100	2,132,499
Distilleries Co. of SRI Lanka Ltd.	834,200	943,150	(a)

Total Beverages		3,075,649

Food & Staples Retailing - 0.7%
BIM Birlesik Magazalar AS	19,800	749,874
Magnit OJSC, GDR	76,500	2,229,210	(a)
The Spar Group Ltd.	91,900	1,386,706

Total Food & Staples Retailing		4,365,790

Food Products - 1.2%
BRF - Brasil Foods SA, ADR	344,100	6,885,441
Charoen Pokphand Foods Public Co., Ltd.	436,800	527,417	(b)

Total Food Products		7,412,858

See Notes to Schedule of Investments.

LEGG MASON BATTERYMARCH EMERGING MARKETS TRUST

Schedule of Investments (unaudited) (cont’d)	March 31, 2012

SECURITY	SHARES	VALUE
Tobacco - 0.2%
KT&G Corp.	22,668	$1,608,497

TOTAL CONSUMER STAPLES		16,462,794

ENERGY - 12.8%
Energy Equipment & Services - 0.5%
Eurasia Drilling Co., Ltd., GDR	43,600	1,202,052
OSX Brasil SA	142,500	1,272,426	*
TMK OAO, GDR	62,500	837,500

Total Energy Equipment & Services		3,311,978

Oil, Gas & Consumable Fuels - 12.3%
China Petroleum & Chemical Corp., Class H Shares	5,924,000	6,446,137
China Shenhua Energy Co., Ltd., Class H Shares	1,267,000	5,335,218
CNOOC Ltd.	2,494,000	5,125,746
Gazprom Neft JSC, ADR	26,800	715,292
Gazprom OAO, ADR	732,200	8,932,840
LUKOIL, ADR	139,300	8,385,860
NovaTek OAO, GDR	9,700	1,314,350
Oil and Gas Development Co., Ltd.	1,330,500	2,449,511
Pacific Rubiales Energy Corp.	115,300	3,368,431
PetroChina Co., Ltd.	2,884,000	4,062,940
Petroleo Brasileiro SA, ADR	444,100	11,351,196
Petroleo Brasileiro SA, ADR	399,800	10,618,688
Petrominerales Ltd.	33,800	628,593
Rosneft Oil Co., GDR	438,100	3,101,748
Sasol Ltd.	57,900	2,796,500
Yanzhou Coal Mining Co., Ltd., ADR	103,300	2,232,313
YPF SA, ADR	34,100	968,781

Total Oil, Gas & Consumable Fuels		77,834,144

TOTAL ENERGY		81,146,122

EXCHANGE-TRADED FUNDS - 1.0%
Exchange Traded Funds - 1.0%
iShares Asia Trust-iShares FTSE/Xinhua A50 China Index	4,710,170	6,538,575

FINANCIALS - 25.3%
Commercial Banks - 18.8%
ABSA Group Ltd.	203,000	4,128,275
Axis Bank Ltd.	81,416	1,828,244
Banco Bradesco SA, ADR	159,706	2,794,855
Banco do Brasil SA	144,872	2,059,453
Bangkok Bank Public Co., Ltd.	521,300	3,278,191
Bank of China Ltd.	19,665,000	7,900,896
Bank of Communications Ltd., Class H Shares	1,707,000	1,296,920
BDO Unibank Inc.	1,096,490	1,690,640
Canara Bank Ltd.	402,005	3,748,206	(a)
Capitec Bank Holdings Ltd.	25,300	676,118
China CITIC Bank Corp., Class H Shares	6,984,000	4,191,003
China Construction Bank, Class H Shares	15,274,367	11,821,306
Grupo Financiero Banorte SAB de CV, Series O Shares	473,100	2,102,987
Hana Financial Group Inc.	42,100	1,586,576
HDFC Bank Ltd.	377,054	3,826,049
ICICI Bank Ltd., ADR	35,700	1,244,859
ICICI Bank Ltd.	34,094	593,608
Industrial & Commercial Bank of China Ltd., Class H Shares	22,242,646	14,350,002

Jammu & Kashmir Bank Ltd.	68,241	1,231,004	(a)
Kasikornbank Public Co., Ltd., NVDR	483,400	2,413,083
Krung Thai Bank Public Co., Ltd.	9,074,500	5,147,610
Nedbank Group Ltd.	123,200	2,633,920
OTP Bank PLC	73,700	1,278,093
PT Bank Rakyat Indonesia	5,483,500	4,167,796

See Notes to Schedule of Investments.

LEGG MASON BATTERYMARCH EMERGING MARKETS TRUST

Schedule of Investments (unaudited) (cont’d)	March 31, 2012

SECURITY	SHARES	VALUE
Commercial Banks - 18.8% (continued)
Sberbank	3,774,800	$12,192,604	(b)
State Bank of India	77,266	3,173,904
Taishin Financial Holdings Co., Ltd.	7,732,000	3,091,281
Turkiye Garanti Bankasi AS	325,700	1,290,154
Turkiye Halk Bankasi AS	678,500	4,853,771
VTB Bank OJSC, GDR	534,800	2,411,948
Woori Finance Holdings Co., Ltd.	104,480	1,198,747
Yes Bank Ltd.	597,167	4,324,757

Total Commercial Banks		118,526,860

Diversified Financial Services - 1.6%
African Bank Investments Ltd.	807,300	4,194,887
China Everbright Ltd.	300,000	453,542
FirstRand Ltd.	1,675,900	5,177,790

Total Diversified Financial Services		9,826,219

Insurance - 2.7%
China Life Insurance Co., Ltd	4,361,183	4,248,217
Discovery Holdings Ltd.	74,800	491,159
Dongbu Insurance Co., Ltd.	74,700	3,227,188	*
Liberty Holdings Ltd.	39,500	466,008
LIG Non-Life Insurance Co., Ltd.	46,520	1,071,596	*
Old Mutual PLC	1,006,500	2,550,692
PICC Property & Casualty Co., Ltd.	3,608,000	4,293,053
Sanlam Ltd.	184,843	799,517

Total Insurance		17,147,430

Real Estate Management & Development - 2.2%
BR Properties SA	63,500	815,382
China Overseas Land & Investment Ltd.	906,960	1,721,525
Country Garden Holdings Co., Ltd.	2,383,000	917,536
Direcional Engenharia SA	273,100	1,539,455
DLF Ltd.	164,654	651,247
Evergrande Real Estate Group Ltd.	5,402,300	2,887,052
Guangzhou R&F Properties Co., Ltd., Class H Shares	3,234,000	3,939,662
LPN Development Public Co., Ltd.	2,856,300	1,435,094	(b)
Shimao Property Holdings Ltd.	309,000	328,675

Total Real Estate Management & Development		14,235,628

TOTAL FINANCIALS		159,736,137

HEALTH CARE - 0.7%
Health Care Providers & Services - 0.6%
Life Healthcare Group Holdings Pte Ltd.	1,131,000	3,685,960

Pharmaceuticals - 0.1%
Aspen Pharmacare Holdings Ltd.	35,100	542,309	*

TOTAL HEALTH CARE		4,228,269

INDUSTRIALS - 7.5%
Airlines - 0.5%
Air China Ltd., Class H Shares	1,374,000	950,143
China Airlines Ltd.	1,546,228	623,426
EVA Airways Corp.	1,575,000	968,549
Turk Hava Yollari Anonim Ortakligi	470,200	685,923	*

Total Airlines		3,228,041

Construction & Engineering - 1.8%
China Communications Construction Co., Ltd., Class H Shares	952,000	951,320
Daelim Industrial Co.	49,993	5,405,006
Doosan Heavy Industries and Construction Co., Ltd.	53,949	3,037,771
Larsen & Toubro Ltd.	61,124	1,562,504
Tekfen Holding AS	215,300	746,538

Total Construction & Engineering		11,703,139

See Notes to Schedule of Investments.

LEGG MASON BATTERYMARCH EMERGING MARKETS TRUST

Schedule of Investments (unaudited) (cont’d)	March 31, 2012

SECURITY	SHARES	VALUE
Electrical Equipment - 0.3%
Dynapack International Technology Corp.	85,000	$460,790
Shanghai Electric Group Co., Ltd., Class H Shares	2,378,000	1,209,586

Total Electrical Equipment		1,670,376

Industrial Conglomerates - 2.0%
Alfa SA de CV, Series A Shares	203,800	2,934,071
Doosan Corp.	13,729	1,829,645
Koc Holding AS	893,500	3,629,546
SK Corp.	31,575	4,110,421

Total Industrial Conglomerates		12,503,683

Machinery - 1.9%
Hyundai Heavy Industries Co., Ltd.	2,522	715,611
Pipavav Shipyard Ltd.	885,182	1,389,151	*
PT United Tractors Tbk	1,913,772	6,906,658
Samsung Heavy Industries Co., Ltd.	94,120	3,135,810

Total Machinery		12,147,230

Marine - 0.1%
Evergreen Marine Corp.	578,000	397,547

Trading Companies & Distributors - 0.6%
Barloworld Ltd.	280,600	3,657,201

Transportation Infrastructure - 0.3%
OHL Mexico SAB de CV	433,500	684,449	*
PT Jasa Marga	1,396,000	786,242
Sichuan Expressway Co., Ltd., Class H Shares	806,000	291,655

Total Transportation Infrastructure		1,762,346

TOTAL INDUSTRIALS		47,069,563

INFORMATION TECHNOLOGY - 12.1%
Computers & Peripherals - 3.0%
Acer Inc.	1,585,000	2,102,450
Asustek Computer Inc.	309,000	2,915,736
Catcher Technology Co., Ltd.	495,000	3,496,840
Lenovo Group Ltd.	3,794,000	3,405,320
Pegatron Corp.	1,314,500	2,048,722
Quanta Computer Inc.	1,314,000	3,441,434
Simplo Technology Co., Ltd.	123,000	927,256
Wistron Corp.	399,000	601,586

Total Computers & Peripherals		18,939,344

Electronic Equipment, Instruments & Components - 0.9%
Flexium Interconnect Inc.	445,928	1,805,499
LG.Philips LCD Co., Ltd.	174,500	4,081,241	*

Total Electronic Equipment, Instruments & Components		5,886,740

Internet Software & Services - 0.2%
Yandex NV, Class A Shares	52,100	1,399,927	*

IT Services - 0.2%
Infosys Technologies Ltd.	21,000	1,178,918

Semiconductors & Semiconductor Equipment - 7.8%
Hynix Semiconductor Inc.	74,400	1,920,657	*
Phison Electronics Corp.	506,000	4,328,889
Samsung Electronics Co., Ltd.	28,619	32,204,426
Spreadtrum Communications Inc., ADR	34,300	565,950
Taiwan Semiconductor Manufacturing Co., Ltd.	2,140,715	6,157,878
Taiwan Semiconductor Manufacturing Co., Ltd., ADR	244,463	3,735,395

Total Semiconductors & Semiconductor Equipment		48,913,195

Software - 0.0%
International Games System Co., Ltd.	41,000	249,352

TOTAL INFORMATION TECHNOLOGY		76,567,476

See Notes to Schedule of Investments.

LEGG MASON BATTERYMARCH EMERGING MARKETS TRUST

Schedule of Investments (unaudited) (cont’d)	March 31, 2012

SECURITY	SHARES	VALUE
MATERIALS - 11.1%
Chemicals - 1.9%
Bagfas Bandirma Gubre Fabrikalari A.S.	10,400	$1,021,153
Capro Corp.	62,680	1,363,631
China Petrochemical Development Corp.	1,216,000	1,374,023
Dongyue Group	1,336,000	1,224,938
Fauji Fertilizer Co., Ltd.	3,530,778	4,848,953
LG Chem Ltd.	4,073	1,330,047
Sociedad Quimica y Minera de Chile SA, ADR	19,100	1,120,597

Total Chemicals		12,283,342

Construction Materials - 2.8%
ACC Ltd.	72,668	1,935,626
Anhui Conch Cement Co., Ltd., Class H Shares	465,500	1,471,631
Cemex SAB de CV, Participation Certificates, ADR	181,688	1,409,899	*
China National Building Material Co., Ltd.	1,646,000	2,075,106
China Shanshui Cement Group	4,371,000	3,450,397
Pretoria Portland Cement Co., Ltd.	189,900	811,983
PT Indocement Tunggal Prakarsa Tbk	1,035,500	2,089,345
Siam Cement Public Co., Ltd., NVDR	304,400	3,502,820
Taiwan Cement Corp.	592,000	693,002

Total Construction Materials		17,439,809

Containers & Packaging - 0.2%
HSIL Ltd.	324,949	923,596	(a)

Metals & Mining - 6.2%
Angang New Steel Co., Ltd.	3,172,000	2,034,184
Evraz PLC	152,500	901,299	*
Grupo Mexico SA de CV, Series B Shares	979,686	3,093,632
Jiangxi Copper Co., Ltd., Class H Shares	1,339,000	3,079,568
Kardemir Karabuk Demir Celik Sanayi ve Ticaret A.S., Class D Shares	1,337,000	705,145	*
KGHM Polska Miedz SA	62,200	2,863,243
Korea Zinc Co., Ltd.	9,104	3,145,683
Kumba Iron Ore Ltd.	45,800	3,140,802
Kumba Resources Ltd.	40,600	1,048,635
Mechel OAO, ADR	62,600	562,148
Mining & Metallurgical Co. Norilsk Nickel, ADR	262,300	4,800,090	(a)
Novolipetsk Steel, GDR	52,000	1,080,560
Peter Hambro Mining PLC	353,100	3,145,846
Seah Besteel Corp.	14,400	604,316
Sterlite Industries India Ltd.	465,600	1,013,088
Vale SA, ADR	226,700	5,288,911
Zhaojin Mining Industry Co., Ltd., Class H Shares	73,000	122,582
Zijin Mining Group Co., Ltd., Class H Shares	6,336,000	2,504,848

Total Metals & Mining		39,134,580

TOTAL MATERIALS		69,781,327

TELECOMMUNICATION SERVICES - 6.0%
Diversified Telecommunication Services - 0.7%
Telecom Argentina S.A., Class B Shares, ADR	34,500	611,340
Telefonica Brasil SA, ADR	126,280	3,867,956

Total Diversified Telecommunication Services		4,479,296

Wireless Telecommunication Services - 5.3%
Advanced Info Service Public Co., Ltd.	423,100	2,523,514	(b)
America Movil SAB de CV, Series L Shares, ADR	430,500	10,689,315
America Movil SAB de CV, Series L Shares	4,462,186	5,552,533
China Mobile (Hong Kong) Ltd.	585,500	6,442,683
Mobile TeleSystems, ADR	285,700	5,239,738
MTN Group Ltd.	34,200	601,966
Tim Participacoes SA, ADR	30,264	976,317

See Notes to Schedule of Investments.

LEGG MASON BATTERYMARCH EMERGING MARKETS TRUST

Schedule of Investments (unaudited) (cont’d)	March 31, 2012

SECURITY	SHARES	VALUE
Wireless Telecommunication Services - 5.3% (continued)
Vodacom Group Ltd.	116,300	$1,639,662

Total Wireless Telecommunication Services		33,665,728

TOTAL TELECOMMUNICATION SERVICES		38,145,024

UTILITIES - 1.5%
Electric Utilities - 0.9%
Companhia Energetica de Minas Gerais, ADR	90,900	2,161,602
EDP - Energias do Brasil SA	146,900	3,370,222

Total Electric Utilities		5,531,824

Independent Power Producers & Energy Traders - 0.0%
China Power International Development Ltd.	738,000	161,560

Water Utilities - 0.6%
Cia de Saneamento Basico do Estado de Sau Paulo, ADR	22,100	1,693,302	*
Guangdong Investment Ltd.	3,142,000	2,176,788

Total Water Utilities		3,870,090

TOTAL UTILITIES		9,563,474

TOTAL COMMON STOCKS (Cost - $512,787,672)		580,414,765

PREFERRED STOCKS - 6.5%
CONSUMER DISCRETIONARY - 0.4%
Automobiles - 0.4%
Hyundai Motor Co.	46,473	2,780,874

FINANCIALS - 3.1%
Commercial Banks - 3.1%
Banco do Estado do Rio Grande do Sul SA, Class B Shares	137,500	1,483,881
Itau Unibanco Banco Multiple SA, ADR	560,658	10,759,027
Itausa - Investimentos Itau SA	1,157,340	7,132,529

TOTAL FINANCIALS		19,375,437

INDUSTRIALS - 0.1%
Machinery - 0.1%
Marcopolo SA	185,900	952,184

MATERIALS - 2.5%
Metals & Mining - 2.5%
Metalurgica Gerdau SA	295,599	3,641,854
Vale SA, ADR	524,900	11,909,981

TOTAL MATERIALS		15,551,835

UTILITIES - 0.4%
Electric Utilities - 0.4%
Companhia Paranaense de Energia-Copel, ADR	108,071	2,540,749

TOTAL PREFERRED STOCKS (Cost - $30,170,771)		41,201,079

TOTAL INVESTMENTS - 98.4% (Cost - $542,958,443#)		621,615,844
Other Assets in Excess of Liabilities - 1.6%		10,265,845

TOTAL NET ASSETS - 100.0%		$631,881,689

*	Non-income producing security.

(a)	Illiquid security.

(b)	Security is valued in good faith in accordance with procedures approved by the Board of Directors (See Note 1).

#	Aggregate cost for federal income tax purposes is substantially the same.

Abbreviations used in this schedule:

ADR	— American Depositary Receipts
GDR	— Global Depositary Receipts
NVDR	— Non Voting Depositary Receipt
OJSC	— Open Joint Stock Company

See Notes to Schedule of Investments.

LEGG MASON BATTERYMARCH EMERGING MARKETS TRUST

Schedule of Investments (unaudited) (cont’d)	March 31, 2012

Summary of Investments by Country †

South Korea	15.9%
Brazil	15.8
China	15.3
Russia	8.3
South Africa	8.1
Taiwan	7.1
India	6.3
Mexico	5.1
Thailand	3.0
Hong Kong	2.9
Indonesia	2.7
Turkey	2.3
Cayman Islands	1.5
Pakistan	1.2
United Kingdom	1.0
Canada	0.5
Malaysia	0.5
Chile	0.5
Poland	0.5
Philippines	0.3
Argentina	0.3
Netherlands	0.2
Hungary	0.2
Cyprus	0.2
Sri Lanka	0.2
Colombia	0.1

100.0%

†	As a percentage of total investments. Please note that Fund holdings are as of March 31, 2012 and are subject to change.

See Notes to Schedule of Investments.

Notes to Schedule of Investments (unaudited)

1. Organization and significant accounting policies

Legg Mason Batterymarch Emerging Markets Trust (the “Fund”) is a separate diversified investment series of Legg Mason Global Trust, Inc. (the “Corporation”). The Corporation, a Maryland Corporation, is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end management investment company. Effective April 30, 2012, the Fund reorganized as a new series of a Maryland statutory trust, the Legg Mason Global Asset Management Trust, which is registered under the 1940 Act as an open-end management investment company.

The following are significant accounting policies consistently followed by the Fund and are in conformity with U.S. generally accepted accounting principles (“GAAP”).

(a) Investment valuation. Equity securities for which market quotations are available are valued at the last reported sales price or official closing price on the primary market or exchange on which they trade. The valuations for fixed income securities (which may include, but are not limited to, corporate, government, municipal, mortgage-backed, collateralized mortgage obligations and asset-backed securities) and certain derivative instruments are typically the prices supplied by independent third party pricing services, which may use market prices or broker/dealer quotations or a variety of valuation techniques and methodologies. The independent third party pricing services’ internal models use inputs that are observable such as issuer details, interest rates, yield curves, prepayment speeds, credit risks/spreads, default rates and quoted prices for similar securities. Short-term fixed income securities that will mature in 60 days or less are valued at amortized cost, unless it is determined that using this method would not reflect an investment’s fair value. When the Fund holds securities or other assets that are denominated in a foreign currency, the Fund will normally use the currency exchange rates as of 4:00 p.m. (Eastern Time). If independent third party pricing services are unable to supply prices for a portfolio investment, or if the prices supplied are deemed by the manager to be unreliable, the market price may be determined by the manager using quotations from one or more broker/dealers or at the transaction price if the security has recently been purchased and no value has yet been obtained from a pricing service or pricing broker. When reliable prices are not readily available, such as when the value of a security has been significantly affected by events after the close of the exchange or market on which the security is principally traded, but before the Fund calculates its net asset value, the Fund values these securities as determined in accordance with procedures approved by the Fund’s Board of Directors.

The Board of Directors is responsible for the valuation process and has delegated the supervision of the daily valuation process to the Legg Mason North American Fund Valuation Committee (the “Valuation Committee”). The Valuation Committee, pursuant to the policies adopted by the Board of Directors, is responsible for making fair value determinations, evaluating the effectiveness of the Fund’s pricing policies, and reporting to the Board of Directors. When determining the reliability of third party pricing information for investments owned by the Fund, the Valuation Committee, among other things, conducts due diligence reviews of pricing vendors, monitors the daily change in prices and reviews transactions among market participants.

The Valuation Committee will consider pricing methodologies it deems relevant and appropriate when making fair value determinations. Examples of possible methodologies include, but are not limited to, multiple of earnings; discount from market of a similar freely traded security; discounted cash-flow analysis; book value or a multiple thereof; risk premium/yield analysis; yield to maturity; and/or fundamental investment analysis. The Valuation Committee will also consider factors it deems relevant and appropriate in light of the facts and circumstances. Examples of possible factors include, but are not limited to, the type of security; the issuer’s financial statements; the purchase price of the security; the discount from market value of unrestricted securities of the same class at the time of purchase; analysts’ research and observations from financial institutions; information regarding any transactions or offers with respect to the security; the existence of merger proposals or tender offers affecting the security; the price and extent of public trading in similar securities of the issuer or comparable companies; and the existence of a shelf registration for restricted securities.

For each portfolio security that has been fair valued pursuant to the policies adopted by the Board of Directors, the fair value price is compared against the last available and next available market quotations. The Valuation Committee reviews the results of such back testing monthly and fair valuation occurrences are reported to the Board of Directors quarterly.

The Fund uses valuation techniques to measure fair value that are consistent with the market approach and/or income approach, depending on the type of security and the particular circumstance. The market approach uses prices and other relevant information generated by market transactions involving identical or comparable securities. The income approach uses valuation techniques to discount estimated future cash flows to present value.

Notes to Schedule of Investments (unaudited) (continued)

GAAP establishes a disclosure hierarchy that categorizes the inputs to valuation techniques used to value assets and liabilities at measurement date. These inputs are summarized in the three broad levels listed below:

•	Level 1 – quoted prices in active markets for identical investments

•	Level 2 – other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)

•	Level 3 – significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

The inputs or methodologies used to value securities are not necessarily an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used in valuing the Fund’s assets carried at fair value:

ASSETS
DESCRIPTION	QUOTED PRICES (LEVEL 1)	OTHER SIGNIFICANT OBSERVABLE INPUTS (LEVEL 2)	SIGNIFICANT UNOBSERVABLE INPUTS (LEVEL 3)	TOTAL
Long-term investments†:
Common stocks:
Consumer discretionary	$66,640,988	$4,535,016	—	$71,176,004
Consumer staples	15,935,377	527,417	—	16,462,794
Financials	146,108,439	13,627,698	—	159,736,137
Telecommunication services	35,621,510	2,523,514	—	38,145,024
Other common stocks	294,894,806	—	—	294,894,806
Preferred stocks	41,201,079	—	—	41,201,079

Total investments	$600,402,199	$21,213,645	—	$621,615,844

†	See Schedule of Investments for additional detailed categorizations.

For the period ended March 31, 2012, as a result of the fair value pricing procedures for international equities utilized by the Fund, certain securities have transferred in and out of Level 1 and Level 2 measurements during the period. The Fund policy is to recognize transfers between levels as of the end of the reporting period. At March 31, 2012, securities valued at $86,809,959 were transferred from Level 2 to Level 1 within the fair value hierarchy because fair value procedures were no longer applied.

(b) Repurchase agreements. The Fund may enter into repurchase agreements with institutions that its investment adviser has determined are creditworthy. Each repurchase agreement is recorded at cost. Under the terms of a typical repurchase agreement, the Fund acquires a debt security subject to an obligation of the seller to repurchase, and of the Fund to resell, the security at an agreed-upon price and time, thereby determining the yield during the Fund’s holding period. When entering into repurchase agreements, it is the Fund’s policy that its custodian or a third party custodian, acting on the Fund’s behalf, take possession of the underlying collateral securities, the market value of which, at all times, at least equals the principal amount of the repurchase transaction, including accrued interest. To the extent that any repurchase transaction maturity exceeds one business day, the value of the collateral is marked-to-market and measured against the value of the agreement in an effort to ensure the adequacy of the collateral. If the counterparty defaults, the Fund generally has the right to use the collateral to satisfy the terms of the repurchase transaction. However, if the market value of the collateral declines during the period in which the Fund seeks to assert its rights or if bankruptcy proceedings are commenced with respect to the seller of the security, realization of the collateral by the Fund may be delayed or limited.

(c) Foreign currency translation. Investment securities and other assets and liabilities denominated in foreign currencies are translated into U.S. dollar amounts based upon prevailing exchange rates on the date of valuation. Purchases and sales of investment securities and income and expense items denominated in foreign currencies are translated into U.S. dollar amounts based upon prevailing exchange rates on the respective dates of such transactions.

Foreign security and currency transactions may involve certain considerations and risks not typically associated with those of U.S. dollar denominated transactions as a result of, among other factors, the possibility of lower levels of governmental supervision and regulation of foreign securities markets and the possibility of political or economic instability.

Notes to Schedule of Investments (unaudited) (continued)

(d) Counterparty risk and credit-risk-related contingent features of derivative instruments. The Fund may invest in certain securities or engage in other transactions, where the Fund is exposed to counterparty credit risk in addition to broader market risks. The Fund may invest in securities of issuers, which may also be considered counterparties as trading partners in other transactions. This may increase the risk of loss in the event of default or bankruptcy by the counterparty or if the counterparty otherwise fails to meet its contractual obligations. The Fund’s investment manager attempts to mitigate counterparty risk by (i) periodically assessing the creditworthiness of its trading partners, (ii) monitoring and/or limiting the amount of its net exposure to each individual counterparty based on its assessment and (iii) requiring collateral from the counterparty for certain transactions. Market events and changes in overall economic conditions may impact the assessment of such counterparty risk by the investment manager. In addition, declines in the values of underlying collateral received may expose the Fund to increased risk of loss.

The Fund has entered into master agreements with certain of its derivative counterparties that provide for general obligations, representations, agreements, collateral, events of default or termination and credit related contingent features. The credit related contingent features include, but are not limited to, a percentage decrease in the Fund’s net assets or NAV over a specified period of time. If these credit related contingent features were triggered, the derivatives counterparty could terminate the positions and demand payment or require additional collateral.

As of March 31, 2012, the Fund did not have any open derivative transactions with credit related contingent features in a net liability position.

(e) Foreign investment risks. The Fund’s investments in foreign securities may involve risks not present in domestic investments. Since securities may be denominated in foreign currencies, may require settlement in foreign currencies or pay interest or dividends in foreign currencies, changes in the relationship of these foreign currencies to the U.S. dollar can significantly affect the value of the investments and earnings of the Fund. Foreign investments may also subject the Fund to foreign government exchange restrictions, expropriation, taxation or other political, social or economic developments, all of which affect the market and/or credit risk of the investments.

(f) Security transactions. Security transactions are accounted for on a trade date basis.

2. Investments

At March 31, 2012, the aggregate gross unrealized appreciation and depreciation of investments for federal income tax purposes were substantially as follows:

Gross unrealized appreciation	$101,899,193
Gross unrealized depreciation	(23,241,792)

Net unrealized appreciation	$78,657,401

3. Derivative instruments and hedging activities

Financial Accounting Standards Board Codification Topic 815 requires enhanced disclosure about an entity’s derivative and hedging activities.

At March 31, 2012, the Fund did not have any derivative instruments outstanding.

Notes to Schedule of Investments (unaudited) (continued)

4. Recent accounting pronouncement

In May 2011, the Financial Accounting Standards Board issued Accounting Standard Update No. 2011-04, Fair Value Measurement (Topic 820) — Amendments to Achieve Common Fair Value Measurement and Disclosure Requirements in U.S. GAAP and IFRSs (“ASU No. 2011-04”). ASU No. 2011-04 establishes common requirements for measuring fair value and for disclosing information about fair value measurements. ASU No. 2011-04 is effective during interim and annual periods beginning after December 15, 2011. Management has evaluated ASU No. 2011-04 and concluded that it does not materially impact the financial statement amounts; however, as required, additional disclosure has been included about fair value measurement.

ITEM 2.	CONTROLS AND PROCEDURES.

(a)	The registrant’s principal executive officer and principal financial officer have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a- 3(c) under the Investment Company Act of 1940, as amended (the “1940 Act”)) are effective as of a date within 90 days of the filing date of this report that includes the disclosure required by this paragraph, based on their evaluation of the disclosure controls and procedures required by Rule 30a-3(b) under the 1940 Act and 15d-15(b) under the Securities Exchange Act of 1934.

(b)	There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act) that occurred during the registrant’s last fiscal quarter that have materially affected, or are likely to materially affect the registrant’s internal control over financial reporting.

ITEM 3.	EXHIBITS.

Certifications pursuant to Rule 30a-2(a) under the Investment Company Act of 1940, as amended, are attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Legg Mason Global Asset Management Trust

By	/s/ R. JAY GERKEN
R. Jay Gerken
President

Date:	May 29, 2012

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By	/s/ R. JAY GERKEN
R. Jay Gerken
President

Date:	May 29, 2012

By	/s/ RICHARD F. SENNETT
Richard F. Sennett
Principal Financial Officer

Date:	May 29, 2012